Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 60.7%
Aerospace & Defense - 0.6%
General Dynamics Corp.	11,638	$ 2,112,995
Northrop Grumman Corp.	12,534	4,056,504
Raytheon Technologies Corp.	78,442	6,061,213

		12,230,712

Air Freight & Logistics - 0.5%
FedEx Corp.	23,933	6,797,929
United Parcel Service, Inc., Class B	15,150	2,575,349

		9,373,278

Airlines - 0.2%
Delta Air Lines, Inc. (A)	33,337	1,609,510
Southwest Airlines Co. (A)	43,213	2,638,586

		4,248,096

Auto Components - 0.1%
Magna International, Inc.	31,664	2,787,698

Automobiles - 1.1%
General Motors Co. (A)	61,255	3,519,712
Tesla, Inc. (A)	26,267	17,544,518

		21,064,230

Banks - 2.3%
Bank of America Corp.	201,378	7,791,315
Citigroup, Inc.	115,078	8,371,924
KeyCorp	202,219	4,040,336
Regions Financial Corp.	189,626	3,917,673
Truist Financial Corp.	74,624	4,352,072
US Bancorp	101,065	5,589,905
Wells Fargo & Co.	262,117	10,240,911

		44,304,136

Beverages - 0.7%
Coca-Cola Co.	173,450	9,142,549
Constellation Brands, Inc., Class A	17,401	3,967,428

		13,109,977

Biotechnology - 1.5%
AbbVie, Inc.	117,262	12,690,094
Alexion Pharmaceuticals, Inc. (A)	31,984	4,890,673
Amgen, Inc.	3,615	899,448
Biogen, Inc. (A)	9,524	2,664,339
Regeneron Pharmaceuticals, Inc. (A)	6,390	3,023,365
Vertex Pharmaceuticals, Inc. (A)	19,792	4,253,103

		28,421,022

Building Products - 0.6%
Masco Corp.	67,143	4,021,866
Trane Technologies PLC	49,084	8,126,347

		12,148,213

Capital Markets - 2.3%
Ameriprise Financial, Inc.	4,070	946,072
Goldman Sachs Group, Inc.	26,109	8,537,643
Intercontinental Exchange, Inc.	51,858	5,791,501
MarketAxess Holdings, Inc.	2,675	1,331,936
Morgan Stanley	130,220	10,112,885
S&P Global, Inc.	27,882	9,838,721

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	61,949	$ 5,204,336
T. Rowe Price Group, Inc.	19,870	3,409,692

		45,172,786

Chemicals - 1.1%
Air Products & Chemicals, Inc.	7,606	2,139,872
Celanese Corp.	12,256	1,836,072
DuPont de Nemours, Inc.	25,494	1,970,176
Eastman Chemical Co.	51,872	5,712,145
Linde PLC	13,245	3,710,454
LyondellBasell Industries NV, Class A	9,181	955,283
PPG Industries, Inc.	39,900	5,995,374

		22,319,376

Commercial Services & Supplies - 0.1%
Cintas Corp.	3,677	1,254,997

Communications Equipment - 0.3%
Cisco Systems, Inc.	82,345	4,258,060
Motorola Solutions, Inc.	3,437	646,328

		4,904,388

Consumer Finance - 0.3%
Capital One Financial Corp.	43,711	5,561,350

Containers & Packaging - 0.3%
Avery Dennison Corp.	2,776	509,812
Crown Holdings, Inc.	13,863	1,345,266
Packaging Corp. of America	6,917	930,198
WestRock Co.	48,120	2,504,646

		5,289,922

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	76,218	19,471,413
Voya Financial, Inc.	12,969	825,347

		20,296,760

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	145,201	8,443,438

Electric Utilities - 0.8%
Duke Energy Corp.	28,800	2,780,064
NextEra Energy, Inc.	142,078	10,742,518
Xcel Energy, Inc.	39,775	2,645,435

		16,168,017

Electrical Equipment - 0.4%
Eaton Corp. PLC	58,809	8,132,108

Entertainment - 0.9%
Netflix, Inc. (A)	23,830	12,431,158
Walt Disney Co. (A)	30,390	5,607,563

		18,038,721

Equity Real Estate Investment Trusts - 1.1%
Camden Property Trust	24,899	2,736,649
Equinix, Inc.	6,979	4,742,859
Equity Lifestyle Properties, Inc.	14,454	919,852
Mid-America Apartment Communities, Inc.	15,523	2,240,900
Prologis, Inc.	52,146	5,527,476
Public Storage	3,339	823,932
Realty Income Corp.	7,409	470,471
Sun Communities, Inc.	7,124	1,068,885

Transamerica Series Trust	Page 1

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.	10,301	$ 451,802
Ventas, Inc.	27,312	1,456,822

		20,439,648

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	10,927	3,851,549
Kroger Co.	42,432	1,527,128

		5,378,677

Food Products - 0.4%
Mondelez International, Inc., Class A	119,728	7,007,680

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	64,633	7,745,619
ABIOMED, Inc. (A)	1,568	499,769
Baxter International, Inc.	12,166	1,026,080
Becton Dickinson & Co.	10,055	2,444,873
Boston Scientific Corp. (A)	123,164	4,760,289
DexCom, Inc. (A)	3,288	1,181,674
Edwards Lifesciences Corp. (A)	12,830	1,073,101
Intuitive Surgical, Inc. (A)	2,351	1,737,248
Medtronic PLC	88,341	10,435,722
Zimmer Biomet Holdings, Inc.	38,469	6,158,118

		37,062,493

Health Care Providers & Services - 1.7%
Anthem, Inc.	9,101	3,266,804
Centene Corp. (A)	11,325	723,781
Cigna Corp.	30,046	7,263,320
McKesson Corp.	29,111	5,677,809
UnitedHealth Group, Inc.	42,223	15,709,912

		32,641,626

Hotels, Restaurants & Leisure - 0.7%
Booking Holdings, Inc. (A)	2,399	5,589,286
Hilton Worldwide Holdings, Inc. (A)	26,626	3,219,616
Royal Caribbean Cruises, Ltd. (A)	7,660	655,773
Yum! Brands, Inc.	35,495	3,839,849

		13,304,524

Household Durables - 0.3%
D.R. Horton, Inc.	4,890	435,797
Lennar Corp., Class A	57,671	5,838,035

		6,273,832

Household Products - 1.0%
Kimberly-Clark Corp.	36,308	5,048,627
Procter & Gamble Co.	105,899	14,341,902

		19,390,529

Industrial Conglomerates - 0.5%
Honeywell International, Inc.	40,469	8,784,606

Insurance - 1.1%
Allstate Corp.	29,206	3,355,770
American International Group, Inc.	30,439	1,406,586
Chubb, Ltd.	24,905	3,934,243
Hartford Financial Services Group, Inc.	52,933	3,535,395
Marsh & McLennan Cos., Inc.	12,311	1,499,480
Progressive Corp.	68,358	6,535,708
Prudential Financial, Inc.	20,480	1,865,728

		22,132,910

Interactive Media & Services - 3.8%
Alphabet, Inc., Class A (A)	13,244	27,316,015
Alphabet, Inc., Class C (A)	10,699	22,132,272

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Facebook, Inc., Class A (A)	84,143	$ 24,782,638

		74,230,925

Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (A)	16,832	52,079,554

IT Services - 3.0%
Accenture PLC, Class A	49,248	13,604,760
FleetCor Technologies, Inc. (A)	3,002	806,427
Mastercard, Inc., Class A	50,029	17,812,826
PayPal Holdings, Inc. (A)	41,030	9,963,725
Visa, Inc., Class A	70,766	14,983,285

		57,171,023

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (A)	7,487	2,875,457
Thermo Fisher Scientific, Inc.	27,030	12,335,952
Waters Corp. (A)	2,420	687,691

		15,899,100

Machinery - 1.5%
Deere & Co.	29,654	11,094,748
Ingersoll Rand, Inc. (A)	14,140	695,829
Otis Worldwide Corp.	33,610	2,300,605
Parker-Hannifin Corp.	17,818	5,620,332
Snap-on, Inc.	9,079	2,094,888
Stanley Black & Decker, Inc.	35,154	7,019,199

		28,825,601

Media - 1.1%
Altice USA, Inc., Class A (A)	36,651	1,192,257
Charter Communications, Inc., Class A (A)	12,229	7,545,537
Comcast Corp., Class A	211,517	11,445,185
Fox Corp., Class A	8,210	296,463
Interpublic Group of Cos., Inc.	11,920	348,064

		20,827,506

Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (A)	43,470	1,431,467

Multi-Utilities - 0.8%
Ameren Corp.	44,812	3,645,904
CMS Energy Corp.	67,489	4,131,677
Public Service Enterprise Group, Inc.	46,110	2,776,283
Sempra Energy	31,496	4,175,740

		14,729,604

Multiline Retail - 0.4%
Dollar General Corp.	4,730	958,393
Dollar Tree, Inc. (A)	24,508	2,805,186
Target Corp.	17,306	3,427,799

		7,191,378

Oil, Gas & Consumable Fuels - 1.7%
Cabot Oil & Gas Corp.	16,671	313,081
Cheniere Energy, Inc. (A)	21,271	1,531,725
Chevron Corp.	73,472	7,699,131
ConocoPhillips	66,496	3,522,293
Diamondback Energy, Inc.	30,092	2,211,461
EOG Resources, Inc.	51,058	3,703,237
Kinder Morgan, Inc.	76,628	1,275,856
Phillips 66	38,087	3,105,614

Transamerica Series Trust	Page 2

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	36,185	$ 5,746,902
Williams Cos., Inc.	189,860	4,497,783

		33,607,083

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	13,822	4,020,129

Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	169,615	10,707,795
Eli Lilly & Co.	50,430	9,421,333
Johnson & Johnson	56,033	9,209,023
Merck & Co., Inc.	106,338	8,197,596
Pfizer, Inc.	43,474	1,575,063

		39,110,810

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	19,390	1,561,476
Leidos Holdings, Inc.	40,832	3,931,305
Verisk Analytics, Inc.	5,723	1,011,197

		6,503,978

Road & Rail - 0.9%
Lyft, Inc., Class A (A)	29,397	1,857,302
Norfolk Southern Corp.	36,537	9,810,915
Union Pacific Corp.	23,572	5,195,505

		16,863,722

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (A)	82,853	6,503,960
Analog Devices, Inc.	53,579	8,309,031
Applied Materials, Inc.	82,500	11,022,000
Intel Corp.	72,877	4,664,128
Lam Research Corp.	16,076	9,569,078
Microchip Technology, Inc.	20,925	3,247,979
Micron Technology, Inc. (A)	15,632	1,378,899
NVIDIA Corp.	21,729	11,601,765
NXP Semiconductors NV	31,709	6,384,290
QUALCOMM, Inc.	12,544	1,663,209
Texas Instruments, Inc.	65,830	12,441,212

		76,785,551

Software - 5.0%
Fortinet, Inc. (A)	4,986	919,518
Intuit, Inc.	22,356	8,563,690
Microsoft Corp.	312,210	73,609,752
Oracle Corp.	64,360	4,516,141
salesforce.com, Inc. (A)	31,859	6,749,966
Workday, Inc., Class A (A)	10,672	2,651,245

		97,010,312

Specialty Retail - 2.2%
AutoZone, Inc. (A)	4,075	5,722,522
Best Buy Co., Inc.	44,233	5,078,391
Home Depot, Inc.	37,624	11,484,726
Lowe’s Cos., Inc.	65,455	12,448,232
O’Reilly Automotive, Inc. (A)	4,290	2,176,103
TJX Cos., Inc.	74,760	4,945,374

		41,855,348

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	570,580	69,696,347
Seagate Technology PLC	68,641	5,268,197

		74,964,544

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc. (A)	26,197	$ 2,329,699
NIKE, Inc., Class B	60,671	8,062,569

		10,392,268

Tobacco - 0.8%
Altria Group, Inc.	141,139	7,220,671
Philip Morris International, Inc.	92,137	8,176,238

		15,396,909

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (A)	75,220	9,424,314

Total Common Stocks (Cost $786,836,101)		1,174,006,876

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 6.58% (C)	14,621	393,305

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (C)	1,280	32,627

Total Preferred Stocks (Cost $434,660)		425,932

	Principal	Value
ASSET-BACKED SECURITIES - 2.9%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (D)	$ 460,662	506,808
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 1.15% (C), 07/18/2027 (D)	762,290	762,333
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (D)	336,663	337,031
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 1.44% (C), 10/18/2030 (D)	3,380,000	3,380,690
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 1.44% (C), 07/20/2030 (D)	2,500,000	2,500,885
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (D)	137,069	140,580
ICG CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 1.44% (C), 01/20/2030 (D)	1,097,486	1,095,286
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (D)	802,873	840,138
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (D)	1,319,820	1,376,389

Transamerica Series Trust	Page 3

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (D)	$ 403,487	$ 412,328
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 1.58% (C), 04/15/2029 (D)	1,370,390	1,370,518
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (C), 04/25/2057 (D)	134,852	135,950
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (D)	76,033	76,151
Series 2019-1A, Class A,
2.89%, 11/20/2036 (D)	356,381	365,498
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (D)	900,000	901,946
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (D)	5,319,000	5,329,775
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (D)	140,000	140,425
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.41% (C), 01/20/2031 (D)	1,400,000	1,400,004
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (D)	5,102,000	5,114,175
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (D)	101,106	102,016
Series 2016-A, Class A,
2.61%, 03/08/2029 (D)	660,107	666,865
Series 2018-A, Class A,
3.10%, 11/08/2030 (D)	121,523	125,207
Series 2018-A, Class B,
3.35%, 11/08/2030 (D)	99,427	102,421
Series 2019-A, Class A,
3.06%, 04/09/2038 (D)	338,285	351,617
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.32% (C), 07/20/2030 (D)	1,900,000	1,897,783
Sierra Timeshare Conduit Receivables Funding LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (D)	138,500	140,598
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A,
3.20%, 01/20/2036 (D)	359,959	373,120
Series 2020-2A, Class A,
1.33%, 07/20/2037 (D)	1,462,956	1,474,451
Series 2021-1A, Class A,
0.99%, 11/20/2037 (D)	2,820,000	2,812,808
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (D)	458,233	464,253
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (D)	838,000	841,177

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (C), 03/25/2054 (D)	$ 23,030	$ 23,023
Series 2015-4, Class A1B,
2.75% (C), 04/25/2055 (D)	102,994	102,995
Series 2015-5, Class A1B,
2.75% (C), 05/25/2055 (D)	102,293	102,540
Series 2015-6, Class A1B,
2.75% (C), 04/25/2055 (D)	141,443	142,426
Series 2016-1, Class A1B,
2.75% (C), 02/25/2055 (D)	175,144	175,847
Series 2016-2, Class A1A,
2.75% (C), 08/25/2055 (D)	624,969	633,113
Series 2016-3, Class A1,
2.25% (C), 04/25/2056 (D)	227,026	228,706
Series 2016-4, Class A1,
2.25% (C), 07/25/2056 (D)	437,901	441,808
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (D)	1,428,100	1,452,446
Series 2017-2, Class A1,
2.75% (C), 04/25/2057 (D)	530,721	538,656
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (D)	416,548	424,249
Series 2017-4, Class A1,
2.75% (C), 06/25/2057 (D)	1,542,495	1,590,339
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (D)	1,296,647	1,333,278
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (D)	1,038,683	1,069,629
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (D)	1,667,558	1,738,844
Series 2019-1, Class A1,
3.73% (C), 03/25/2058 (D)	2,994,570	3,172,471
Series 2020-4, Class A1,
1.75%, 10/25/2060 (D)	2,816,023	2,858,807
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (D)	3,055,000	3,145,035
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (D)	170,697	171,868
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (D)	600,502	611,942
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 1.36% (C), 10/20/2028 (D)	1,083,430	1,083,494

Total Asset-Backed Securities (Cost $56,153,118)		56,580,742

CORPORATE DEBT SECURITIES - 14.1%
Aerospace & Defense - 0.3%
BAE Systems PLC
3.40%, 04/15/2030 (D)	603,000	639,627
Boeing Co.
3.50%, 03/01/2039	2,022,000	1,943,005
5.15%, 05/01/2030	1,495,000	1,719,444
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	529,000	576,961
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	710,000	730,970

		5,610,007

Transamerica Series Trust	Page 4

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.3%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	$ 677,576	$ 674,523
3.70%, 04/01/2028	604,606	599,994
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	1,613,371	1,685,783
JetBlue Pass-Through Trust
2.75%, 11/15/2033	1,223,545	1,228,563
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,073,649	1,113,690
US Airways Pass-Through Trust
5.38%, 05/15/2023	994,072	998,354

		6,300,907

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025 (E)	717,000	776,245

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	303,000	331,695
6.25%, 10/02/2043	820,000	1,048,988

		1,380,683

Banks - 2.0%
Australia & New Zealand Banking Group, Ltd.
Fixed until 11/25/2030, 2.57% (C), 11/25/2035 (D)	1,302,000	1,222,708
Banco Santander SA
2.75%, 12/03/2030	800,000	761,142
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (C), 02/13/2031, MTN	3,456,000	3,421,772
Fixed until 06/19/2040, 2.68% (C), 06/19/2041, MTN	1,063,000	993,100
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	1,774,000	1,901,649
Barclays Bank PLC
10.18%, 06/12/2021 (D)	1,134,000	1,153,472
Barclays PLC
5.20%, 05/12/2026	1,676,000	1,894,232
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (C), 10/27/2028	3,305,000	3,569,301
Commerzbank AG
8.13%, 09/19/2023 (D)	1,750,000	2,002,086
Credit Agricole SA
3.25%, 01/14/2030 (D)	2,214,000	2,274,474
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (C), 12/20/2025 (D)	1,410,000	1,501,157
Discover Bank
4.65%, 09/13/2028	1,686,000	1,925,092
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (D)	615,000	671,202
JPMorgan Chase & Co.
Fixed until 10/15/2029, 2.74% (C), 10/15/2030	1,788,000	1,811,087
Fixed until 05/13/2030, 2.96% (C), 05/13/2031	2,540,000	2,583,313
4.13%, 12/15/2026	1,415,000	1,592,532
Macquarie Bank, Ltd.
3.62%, 06/03/2030 (D)	1,610,000	1,644,790

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (C), 11/28/2035	$ 1,123,000	$ 1,071,432
UniCredit SpA
Fixed until 09/22/2025, 2.57% (C), 09/22/2026 (D)	2,152,000	2,159,723
Wells Fargo & Co.
Fixed until 03/15/2026 (F), 3.90% (C)	517,000	522,118
4.10%, 06/03/2026, MTN	2,390,000	2,655,697
Fixed until 06/15/2024 (F), 5.90% (C)	585,000	621,709

		37,953,788

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	562,000	624,343
4.44%, 10/06/2048	846,000	947,494
4.75%, 01/23/2029	1,161,000	1,355,904
Constellation Brands, Inc.
3.15%, 08/01/2029	581,000	608,168
3.70%, 12/06/2026	276,000	302,986
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030 (E)	1,535,000	1,623,110

		5,462,005

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	666,000	719,503
4.05%, 11/21/2039	908,000	1,013,647
Amgen, Inc.
2.20%, 02/21/2027	936,000	959,640
Biogen, Inc.
2.25%, 05/01/2030	607,000	589,632
Gilead Sciences, Inc.
4.15%, 03/01/2047	285,000	315,988

		3,598,410

Building Products - 0.1%
Carrier Global Corp.
2.72%, 02/15/2030	1,089,000	1,098,154
Masco Corp.
2.00%, 02/15/2031	785,000	743,856

		1,842,010

Capital Markets - 0.9%
Charles Schwab Corp.
Fixed until 06/01/2026 (F), 4.00% (C)	2,126,000	2,152,362
Credit Suisse Group AG
3.75%, 03/26/2025	1,088,000	1,172,044
3.80%, 06/09/2023	1,515,000	1,607,470
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (C), 11/24/2026	694,000	695,397
Fixed until 01/14/2031, 3.73% (C), 01/14/2032	1,146,000	1,115,288
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	1,231,000	1,731,677
Lazard Group LLC
4.50%, 09/19/2028	1,357,000	1,529,940
Morgan Stanley
Fixed until 01/22/2030, 2.70% (C), 01/22/2031, MTN	1,206,000	1,226,286
3.70%, 10/23/2024, MTN	2,120,000	2,320,681
5.00%, 11/24/2025	847,000	973,177

Transamerica Series Trust	Page 5

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS AG
7.63%, 08/17/2022	$ 1,565,000	$ 1,705,795
UBS Group AG
Fixed until 02/11/2031, 2.10% (C), 02/11/2032 (D)	2,097,000	1,982,511

		18,212,628

Chemicals - 0.1%
Nutrition & Biosciences, Inc.
2.30%, 11/01/2030 (D)	1,097,000	1,064,810
Syngenta Finance NV
3.93%, 04/23/2021 (D)	1,082,000	1,083,999

		2,148,809

Commercial Services & Supplies - 0.2%
Ashtead Capital, Inc.
4.25%, 11/01/2029 (D)	733,000	785,857
ERAC USA Finance LLC
2.70%, 11/01/2023 (D)	565,000	592,786
3.30%, 12/01/2026 (D)	628,000	679,055
3.85%, 11/15/2024 (D)	661,000	725,252
Hutchison Whampoa International 11, Ltd.
4.63%, 01/13/2022 (D)	600,000	618,415
Waste Connections, Inc.
2.60%, 02/01/2030	852,000	855,048

		4,256,413

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	1,142,000	1,167,695

Construction & Engineering - 0.4%
Quanta Services, Inc.
2.90%, 10/01/2030	822,000	833,554
SBA Tower Trust
1.88%, 07/15/2050 (D)	1,309,000	1,324,335
2.84%, 01/15/2050 (D)	3,421,000	3,587,961
3.17%, 04/09/2047 (D)	1,369,000	1,371,401
3.45%, 03/15/2048 (D)	1,525,000	1,605,821

		8,723,072

Construction Materials - 0.1%
CRH America Finance, Inc.
4.50%, 04/04/2048 (D)	900,000	1,033,586
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (D)	1,290,000	1,492,471

		2,526,057

Consumer Finance - 0.3%
Ally Financial, Inc.
3.88%, 05/21/2024	1,057,000	1,141,744
American Express Co.
4.05%, 12/03/2042	275,000	305,475
BMW US Capital LLC
2.80%, 04/11/2026 (D)	1,630,000	1,717,019
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,545,000	1,571,265
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (D)	748,000	727,389

		5,462,892

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	$ 811,000	$ 787,346
4.50%, 09/15/2023	1,074,000	1,155,154
6.50%, 07/15/2025	256,000	298,332
Aviation Capital Group LLC
1.95%, 01/30/2026 (D)	726,000	707,032
5.50%, 12/15/2024 (D)	2,174,000	2,430,622
Element Fleet Management Corp.
1.60%, 04/06/2024 (D)	639,000	638,252
3.85%, 06/15/2025 (D)	831,000	875,323

		6,892,061

Diversified Telecommunication Services - 0.3%
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	1,155,000	1,168,282
Level 3 Financing, Inc.
3.40%, 03/01/2027 (D)	887,000	938,703
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	220,670
Verizon Communications, Inc.
1.68%, 10/30/2030 (D)	2,084,000	1,931,897
2.99%, 10/30/2056 (D)	2,614,000	2,299,132

		6,558,684

Electric Utilities - 0.7%
American Electric Power Co., Inc.
2.95%, 12/15/2022	918,000	948,696
Appalachian Power Co.
3.40%, 06/01/2025	505,000	542,830
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	104,000	125,146
DTE Electric Co.
4.30%, 07/01/2044	2,122,000	2,429,703
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	3,049,000	3,117,913
Duke Energy Progress LLC
3.60%, 09/15/2047	1,265,000	1,315,254
Entergy Arkansas LLC
3.70%, 06/01/2024	245,000	265,875
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,388,000	1,432,777
5.30%, 06/01/2042	69,000	88,784
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,026,000	968,164
PacifiCorp
3.60%, 04/01/2024	888,000	956,035
5.75%, 04/01/2037	138,000	180,205
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	515,000	548,169

		12,919,551

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.
2.80%, 02/15/2030	921,000	943,623
Arrow Electronics, Inc.
3.25%, 09/08/2024	331,000	354,278
3.88%, 01/12/2028 (E)	429,000	465,302
Keysight Technologies, Inc.
4.60%, 04/06/2027	1,269,000	1,449,059
Sensata Technologies BV
4.00%, 04/15/2029 (D)	200,000	203,606
Sensata Technologies, Inc.
4.38%, 02/15/2030 (D)	697,000	731,090

		4,146,958

Transamerica Series Trust	Page 6

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (D)	$ 1,677,000	$ 1,824,359
Schlumberger Investment SA
3.65%, 12/01/2023	121,000	129,766

		1,954,125

Equity Real Estate Investment Trusts - 0.7%
American Tower Trust #1
3.65%, 03/15/2048 (D)	775,000	838,893
Corporate Office Properties, LP
2.25%, 03/15/2026	519,000	527,159
2.75%, 04/15/2031	262,000	253,152
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	1,158,000	1,223,450
Equinix, Inc.
5.38%, 05/15/2027	1,236,000	1,329,202
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	1,094,000	1,128,203
Healthpeak Properties, Inc.
3.50%, 07/15/2029	656,000	702,753
Highwoods Realty, LP
3.05%, 02/15/2030	1,657,000	1,672,070
Life Storage, LP
4.00%, 06/15/2029	672,000	727,522
National Retail Properties, Inc.
2.50%, 04/15/2030	997,000	976,927
Realty Income Corp.
3.25%, 01/15/2031	460,000	485,210
Simon Property Group, LP
1.75%, 02/01/2028	990,000	959,939
VEREIT Operating Partnership, LP
2.20%, 06/15/2028	1,181,000	1,158,014
Weyerhaeuser Co.
4.00%, 04/15/2030	1,025,000	1,132,268
WP Carey, Inc.
2.40%, 02/01/2031	417,000	399,419

		13,514,181

Food & Staples Retailing - 0.2%
7-Eleven, Inc.
1.80%, 02/10/2031 (D)	1,872,000	1,746,798
Sysco Corp.
3.30%, 07/15/2026	939,000	1,010,626
Walmart, Inc.
3.63%, 12/15/2047	1,800,000	1,973,185

		4,730,609

Food Products - 0.1%
Campbell Soup Co.
2.38%, 04/24/2030 (E)	1,343,000	1,312,587
Cargill, Inc.
1.70%, 02/02/2031 (D)	770,000	725,933

		2,038,520

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
1.40%, 06/30/2030	519,000	484,729
Alcon Finance Corp.
2.75%, 09/23/2026 (D)	944,000	997,984
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	1,316,000	1,375,005

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Koninklijke Philips NV
5.00%, 03/15/2042	$ 1,019,000	$ 1,288,444
Smith & Nephew PLC
2.03%, 10/14/2030	1,042,000	980,508

		5,126,670

Health Care Providers & Services - 0.6%
Anthem, Inc.
2.25%, 05/15/2030	886,000	869,736
Centene Corp.
3.00%, 10/15/2030	1,425,000	1,422,634
3.38%, 02/15/2030	850,000	857,965
Cigna Corp.
2.40%, 03/15/2030	893,000	884,804
CVS Health Corp.
2.70%, 08/21/2040	719,000	660,442
3.75%, 04/01/2030	1,615,000	1,753,180
HCA, Inc.
4.13%, 06/15/2029	564,000	624,636
5.25%, 04/15/2025	376,000	429,133
Health Care Service Corp.
2.20%, 06/01/2030 (D)	1,180,000	1,160,788
Quest Diagnostics, Inc.
4.20%, 06/30/2029	1,500,000	1,712,170
UnitedHealth Group, Inc.
2.00%, 05/15/2030	1,059,000	1,038,360

		11,413,848

Hotels, Restaurants & Leisure - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031 (D)	331,000	326,150
3.80%, 02/15/2028	901,000	953,819

		1,279,969

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,211,000	1,264,584

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.75%, 12/01/2027	1,047,000	1,152,168
General Electric Co.
6.88%, 01/10/2039, MTN	980,000	1,374,483

		2,526,651

Insurance - 0.5%
Allianz SE
Fixed until 11/17/2025 (F), 3.50% (C) (D)	1,000,000	1,015,000
American International Group, Inc.
4.20%, 04/01/2028	813,000	912,595
4.25%, 03/15/2029	914,000	1,028,152
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031 (D)	2,219,000	2,208,996
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050 (E)	1,511,000	1,527,923
Reinsurance Group of America, Inc.
3-Month LIBOR + 2.67%, 2.85% (C), 12/15/2065	2,438,000	2,267,340

		8,960,006

Transamerica Series Trust	Page 7

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services - 0.2%
Alphabet, Inc.
1.10%, 08/15/2030	$ 1,060,000	$ 973,604
Baidu, Inc.
4.38%, 05/14/2024	1,533,000	1,681,940
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (D)	1,322,000	1,408,551

		4,064,095

IT Services - 0.1%
Fiserv, Inc.
3.50%, 07/01/2029	1,184,000	1,276,265

Life Sciences Tools & Services - 0.0% (B)
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	529,000	697,788

Machinery - 0.0% (B)
Xylem, Inc.
1.95%, 01/30/2028	667,000	665,391

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	649,000	694,268
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (D)	525,000	528,439
NBCUniversal Media LLC
4.45%, 01/15/2043	1,189,000	1,400,800
ViacomCBS, Inc.
4.20%, 05/19/2032 (E)	970,000	1,087,285

		3,710,792

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (D)	1,757,000	1,935,374
4.75%, 04/10/2027 (D)	365,000	418,292
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,740,000	1,811,914

		4,165,580

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	1,018,000	1,104,144
CMS Energy Corp.
3.88%, 03/01/2024	80,000	86,062
4.88%, 03/01/2044	185,000	218,728
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	597,000	617,090

		2,026,024

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines, LP
3.40%, 02/15/2031	647,000	646,006
BP Capital Markets PLC
3.12%, 05/04/2026	2,119,000	2,252,730
Chevron USA, Inc.
3.25%, 10/15/2029	653,000	703,303
Energy Transfer Operating, LP
4.90%, 02/01/2024	605,000	660,165
5.15%, 02/01/2043	734,000	747,518
5.95%, 10/01/2043 (E)	680,000	753,654
7.60%, 02/01/2024	534,000	613,200
Enterprise Products Operating LLC
4.25%, 02/15/2048	2,275,000	2,410,227

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	$ 1,190,000	$ 1,291,767
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,967,000	2,085,335
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	662,475
6.84%, 01/23/2030	1,509,000	1,531,484
6.88%, 08/04/2026	400,000	428,236
7.69%, 01/23/2050	166,000	154,795
Pioneer Natural Resources Co.
2.15%, 01/15/2031	1,336,000	1,253,429
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	1,050,000	1,046,219
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	615,000	674,362
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (D) (E)	214,000	215,462
Shell International Finance BV
2.50%, 09/12/2026	1,677,000	1,760,242
3.75%, 09/12/2046	244,000	259,554
Williams Cos., Inc.
5.40%, 03/04/2044	117,000	135,687
7.88%, 09/01/2021	100,000	102,912

		20,388,762

Pharmaceuticals - 0.5%
AstraZeneca PLC
2.38%, 06/12/2022	951,000	971,774
4.00%, 01/17/2029	317,000	355,478
4.38%, 08/17/2048	758,000	888,420
Bayer US Finance II LLC
4.38%, 12/15/2028 (D)	890,000	1,004,309
Bristol-Myers Squibb Co.
1.45%, 11/13/2030	983,000	917,310
3.20%, 06/15/2026	525,000	570,837
Merck & Co., Inc.
3.40%, 03/07/2029	612,000	671,926
Royalty Pharma PLC
2.20%, 09/02/2030 (D)	1,137,000	1,084,215
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	1,636,000	1,935,065
Viatris, Inc.
2.30%, 06/22/2027 (D)	522,000	524,890
Zoetis, Inc.
2.00%, 05/15/2030	636,000	612,288

		9,536,512

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	746,000	787,902
Experian Finance PLC
2.75%, 03/08/2030 (D)	1,000,000	1,014,885

		1,802,787

Road & Rail - 0.2%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (D)	1,705,000	1,781,628
5.50%, 01/15/2026 (D)	682,000	754,272
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	466,000	486,062
3.75%, 04/01/2024	44,000	47,721

		3,069,683

Transamerica Series Trust	Page 8

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.
1.95%, 02/15/2028 (D)	$ 462,000	$ 451,293
Intel Corp.
2.88%, 05/11/2024	742,000	791,907
KLA Corp.
3.30%, 03/01/2050	809,000	774,565
Lam Research Corp.
1.90%, 06/15/2030	705,000	682,757
3.75%, 03/15/2026	1,025,000	1,135,622
Micron Technology, Inc.
2.50%, 04/24/2023	452,000	468,335
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (D)	432,000	455,006
QUALCOMM, Inc.
3.25%, 05/20/2027	1,011,000	1,103,451
3.25%, 05/20/2050 (E)	819,000	828,417
TSMC Global, Ltd.
1.38%, 09/28/2030 (D)	2,651,000	2,455,657
Xilinx, Inc.
2.38%, 06/01/2030	968,000	942,093

		10,089,103

Software - 0.3%
Adobe, Inc.
2.15%, 02/01/2027	887,000	914,764
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	221,000	216,072
Infor, Inc.
1.75%, 07/15/2025 (D)	1,000,000	1,008,568
Intuit, Inc.
1.35%, 07/15/2027	730,000	717,431
Microsoft Corp.
3.30%, 02/06/2027	1,443,000	1,589,343
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (D)	1,203,000	1,156,263

		5,602,441

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.65%, 05/11/2050	575,000	521,009
2.85%, 02/23/2023	1,264,000	1,319,840
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (D)	844,000	998,746
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	806,000	875,739
Seagate HDD Cayman
4.13%, 01/15/2031 (D)	170,000	172,622
Western Digital Corp.
4.75%, 02/15/2026	1,485,000	1,637,138

		5,525,094

Tobacco - 0.2%
Altria Group, Inc.
2.45%, 02/04/2032	1,255,000	1,192,603
BAT Capital Corp.
2.26%, 03/25/2028	1,886,000	1,855,457
4.91%, 04/02/2030	777,000	886,501

		3,934,561

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
3.13%, 07/16/2022	1,016,000	1,049,632
4.38%, 07/16/2042	250,000	280,012

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Crown Castle Towers LLC
3.22%, 05/15/2042 (D)	$ 3,036,000	$ 3,054,087
3.72%, 07/15/2043 (D)	40,000	41,563
Sprint Corp.
7.25%, 09/15/2021	330,000	338,283
7.88%, 09/15/2023	625,000	714,062
T-Mobile USA, Inc.
3.50%, 04/15/2031	450,000	454,072
3.88%, 04/15/2030 (D)	1,212,000	1,320,753

		7,252,464

Total Corporate Debt Securities (Cost $265,591,821)		272,555,380

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (B)
Brazil Government International Bond
4.25%, 01/07/2025	480,000	512,875

Chile - 0.1%
Chile Government International Bond
3.50%, 01/25/2050	675,000	685,847

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	305,000	324,242
4.50%, 01/28/2026 (E)	1,125,000	1,234,283

		1,558,525

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (D)	1,810,000	2,048,540
5.38%, 10/17/2023 (D)	400,000	445,276

		2,493,816

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,883,000	2,012,268

Panama - 0.0% (B)
Panama Government International Bond
3.88%, 03/17/2028	550,000	600,765

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025	160,000	197,581

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023	405,000	424,915

Qatar - 0.0% (B)
Qatar Government International Bond
3.88%, 04/23/2023 (D)	200,000	213,000

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (D)	705,000	712,374

Total Foreign Government Obligations (Cost $8,902,159)		9,411,966

MORTGAGE-BACKED SECURITIES - 3.1%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (D)	1,630,000	1,621,490

Transamerica Series Trust	Page 9

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust (continued)
Series 2012-TFT, Class C,
3.47% (C), 06/05/2030 (D)	$ 1,390,000	$ 898,701
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (C), 11/05/2036 (D)	3,935,000	80,043
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (D)	755,000	754,542
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (D)	1,150,000	1,180,776
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	99,524	106,294
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	307,255
Series 2015-GC27, Class B,
3.77%, 02/10/2048	600,000	638,345
Citigroup Mortgage Loan Trust
Series 2018-RP1, Class A1,
3.00% (C), 09/25/2064 (D)	726,012	748,363
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (C), 06/25/2058 (D)	83,669	84,931
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (C), 08/10/2050	1,648,000	1,783,744
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (D)	159,291	158,069
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (D)	1,900,000	2,002,377
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,400,000	2,590,848
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (D)	4,500,000	4,775,972
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (D)	1,690,000	1,644,228
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 0.79% (C), 12/27/2035 (D)	126,813	126,689
Series 2021-RPL2, Class A1A,
1.11% (C), 01/25/2060 (D)	3,398,014	3,360,011
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2007-RMP1, Class A2,
1-Month LIBOR + 0.15%, 0.26% (C), 12/25/2036	102,028	98,638
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (D)	2,200,000	2,299,414
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (C), 04/10/2031 (D)	1,830,837	1,778,039
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (D)	800,000	833,591
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (D)	5,110,006	3,968,695
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (C), 04/25/2058 (D)	196,065	203,679

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	$ 2,010,000	$ 2,074,860
Series 2013-C11, Class B,
4.35% (C), 08/15/2046	945,000	665,402
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (D)	4,890,000	4,892,926
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (C), 07/26/2048 (D)	180,054	179,929
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (C), 12/25/2052 (D)	174,435	179,499
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (D)	161,559	170,681
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (D)	586,507	621,423
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (D)	169,160	180,170
Series 2015-2A, Class A1,
3.75% (C), 08/25/2055 (D)	336,512	356,767
Series 2016-2A, Class A1,
3.75% (C), 11/26/2035 (D)	385,038	407,776
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (D)	604,644	636,772
Series 2016-4A, Class A1,
3.75% (C), 11/25/2056 (D)	798,320	849,664
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (D)	940,862	1,008,884
Series 2017-2A, Class A3,
4.00% (C), 03/25/2057 (D)	914,032	975,282
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (D)	1,397,533	1,482,611
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (D)	1,074,605	1,143,164
Series 2018-1A, Class A1A,
4.00% (C), 12/25/2057 (D)	1,043,750	1,114,138
Series 2018-RPL1, Class A1,
3.50% (C), 12/25/2057 (D)	699,759	731,714
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (D)	2,327,568	2,448,655
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (D)	2,749,168	2,868,081
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (D)	2,169,000	2,217,973
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (D)	1,911,000	1,765,491
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (D)	916,000	922,982

Total Mortgage-Backed Securities (Cost $61,429,809)		59,939,578

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (B)
Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057 (G)	49,000	70,094

Total Municipal Government Obligation (Cost $53,848)		70,094

Transamerica Series Trust	Page 10

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.9%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	$ 392,817	$ 452,398
5.50%, 07/01/2037 - 06/01/2041	88,411	103,247
6.00%, 12/01/2037	36,081	42,426
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	4,208,000	4,034,258
2.89%, 06/25/2027	1,727,255	1,838,633
3.01%, 07/25/2025	4,592,000	4,968,034
3.06% (C), 08/25/2024	3,640,000	3,896,544
3.46% (C), 08/25/2023	1,500,000	1,597,906
3.49%, 01/25/2024	2,260,000	2,429,697
Federal National Mortgage Association
12-Month LIBOR + 1.52%, 1.90% (C), 02/01/2043	51,490	51,773
3.33% (C), 10/25/2023	168,625	177,512
3.50%, 07/01/2028 - 01/01/2029	297,519	322,945
4.00%, 06/01/2042	83,506	92,033
4.50%, 02/01/2025 - 06/01/2026	122,984	130,249
5.00%, 04/01/2039 - 11/01/2039	1,296,933	1,487,918
5.50%, 04/01/2037 - 12/01/2041	664,900	777,288
6.00%, 08/01/2036 - 06/01/2041	1,199,875	1,431,307
6.50%, 05/01/2040	96,443	114,271
Government National Mortgage Association, Interest Only STRIPS
0.71% (C), 02/16/2053	505,983	13,075
Uniform Mortgage-Backed Security
2.00%, TBA (H)	38,582,000	38,901,550
2.50%, TBA (H)	35,943,000	36,932,082
3.00%, TBA (H)	26,908,000	28,026,889
3.50%, TBA (H)	17,357,000	18,328,585
4.00%, TBA (H)	5,841,000	6,268,123

Total U.S. Government Agency Obligations (Cost $152,628,298)		152,418,743

U.S. GOVERNMENT OBLIGATIONS - 9.2%
U.S. Treasury - 8.1%
U.S. Treasury Bond
1.25%, 05/15/2050	10,095,000	7,592,544
1.38%, 08/15/2050	522,000	405,692
2.00%, 02/15/2050	2,658,000	2,423,348
2.25%, 08/15/2046	2,996,000	2,899,449
2.50%, 02/15/2045 - 05/15/2046	10,235,000	10,413,545
2.75%, 08/15/2042 - 11/15/2047	4,718,000	5,043,573
2.75%, 08/15/2047 (E)	3,605,000	3,841,719
2.88%, 08/15/2045 (E)	5,077,000	5,530,360
2.88%, 05/15/2049	522,900	572,494
3.00%, 05/15/2042 (E)	2,001,000	2,229,630
3.00%, 08/15/2048 - 02/15/2049	3,698,600	4,141,180
3.13%, 02/15/2042	2,524,000	2,870,163
3.13%, 05/15/2048 (E)	63,000	72,034
3.63%, 02/15/2044	3,549,700	4,353,374
4.50%, 02/15/2036 (E)	2,193,600	2,898,294
5.25%, 02/15/2029	2,086,000	2,666,984
U.S. Treasury Note
0.13%, 12/31/2022	7,590,000	7,586,442
0.25%, 05/31/2025 - 08/31/2025	5,674,000	5,545,030
0.63%, 05/15/2030	6,686,000	6,079,820
0.63%, 08/15/2030 (E)	7,059,000	6,391,704
1.13%, 06/30/2021	1,285,000	1,288,369
1.50%, 08/15/2026 - 02/15/2030	8,547,000	8,551,184
1.63%, 02/15/2026	5,769,000	5,963,253
1.63%, 05/15/2026 - 08/15/2029 (E)	9,311,000	9,524,119

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
1.75%, 07/31/2021 - 05/15/2023	$ 21,198,000	$ 21,497,951
1.75%, 11/15/2029 (E)	3,539,000	3,578,261
2.13%, 06/30/2022 (E)	1,047,000	1,073,257
2.25%, 11/15/2025 (E)	3,203,800	3,410,170
2.25%, 11/15/2027	1,363,200	1,442,116
2.38%, 01/31/2023	1,374,400	1,430,074
2.50%, 01/31/2024 - 05/15/2024	6,793,000	7,220,986
2.63%, 02/15/2029 (E)	791,000	854,960
2.88%, 05/15/2028 - 08/15/2028 (E)	3,584,300	3,938,635
3.13%, 11/15/2028 (E)	2,552,600	2,852,530

		156,183,244

U.S. Treasury Inflation-Protected Securities - 1.1%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	2,578,881	2,675,488
1.75%, 01/15/2028	1,505,631	1,809,021
2.50%, 01/15/2029	5,021,542	6,418,453
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	3,384,725	3,668,725
0.63%, 01/15/2024	6,895,961	7,474,306

		22,045,993

Total U.S. Government Obligations (Cost $178,591,204)		178,229,237

COMMERCIAL PAPER - 5.9%
Banks - 3.0%
Concord Minutemen Capital Co.
0.15% (I), 05/10/2021	1,000,000	999,852
DnB Bank ASA
0.16% (I), 04/28/2021	5,000,000	4,999,767
Macquarie Bank, Ltd.
0.16% (I), 06/07/2021	7,250,000	7,247,795
Manhattan Asset Funding Co. LLC
0.13% (I), 05/27/2021	7,250,000	7,248,301
National Australia Bank, Ltd.
0.13% (I), 05/06/2021	7,600,000	7,599,285
National Bank of Canada
0.14% (I), 05/10/2021	2,000,000	1,999,762
Natixis
0.20% (I), 04/01/2021	5,200,000	5,199,991
Skandinaviska Enskilda Banken AB
0.14% (I), 05/18/2021	6,500,000	6,499,151
Societe Generale SA
0.15% (I), 06/02/2021 - 06/04/2021	6,300,000	6,298,754
Sumitomo Mitsui Brokerage Corp.
0.16% (I), 06/02/2021	7,000,000	6,998,493
Swedbank AB
0.15% (I), 05/18/2021	2,850,000	2,849,704

		57,940,855

Commercial Services & Supplies - 0.1%
Charta LLC
0.17% (I), 04/14/2021	1,600,000	1,599,945

Diversified Financial Services - 2.5%
Anglesea Funding PLC
0.16% (I), 04/06/2021	7,532,000	7,531,891
Bennington Stark Capital Co. LLC
0.16% (I), 05/04/2021	1,000,000	999,879
Chariot Funding LLC
0.13% (I), 06/16/2021	2,000,000	1,999,333
0.17% (I), 04/26/2021	1,750,000	1,749,848
0.20% (I), 04/05/2021	3,235,000	3,234,952
ING Funding LLC
0.14% (I), 06/03/2021	4,200,000	4,199,097

Transamerica Series Trust	Page 11

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
LMA SA / LMA Americas LLC
0.15% (I), 06/07/2021	$ 1,780,000	$ 1,779,486
0.18% (I), 04/06/2021	3,000,000	2,999,956
Mont Blanc Capital Corp.
0.15% (I), 06/10/2021 - 06/21/2021	3,950,000	3,948,666
Old Line Funding LLC
0.16% (I), 06/15/2021	950,000	949,709
0.17% (I), 04/13/2021	4,500,000	4,499,846
Sheffield Receivable
0.14% (I), 06/01/2021	2,750,000	2,749,285
0.16% (I), 05/04/2021	4,000,000	3,999,528
Thunder Bay Funding LLC
0.13% (I), 06/09/2021	250,000	249,935
Victory Receivables Corp.
0.20% (I), 04/01/2021	7,000,000	6,999,986

		47,891,397

Food Products - 0.3%
Britannia Funding Co.
0.16% (I), 05/18/2021	7,000,000	6,998,395

Total Commercial Paper (Cost $114,428,686)		114,430,592

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill
0.04% (I), 06/10/2021 (E)	4,502,000	4,501,855
0.04% (I), 05/06/2021	5,431,000	5,430,908
0.09% (I), 04/01/2021	5,859,000	5,859,000

Total Short-Term U.S. Government Obligations (Cost $15,791,474)		15,791,763

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (I)	6,610,469	6,610,469

Total Other Investment Company (Cost $6,610,469)		6,610,469

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 0.00% (I), dated 03/31/2021, to be repurchased at $33,660,407 on 04/01/2021. Collateralized by U.S. Government Obligations, 1.63%, due 05/31/2023 , and with a total value of $34,333,764.	$ 33,660,407	33,660,407

Total Repurchase Agreement (Cost $33,660,407)		33,660,407

Total Investments (Cost $1,681,112,054)		2,074,131,779
Net Other Assets (Liabilities) - (7.1)%		(138,178,560)

Net Assets - 100.0%		$ 1,935,953,219

Transamerica Series Trust	Page 12

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	77	06/30/2021	$17,004,089	$16,995,945	$—	$(8,144)
S&P 500® E-Mini Index	73	06/18/2021	14,344,006	14,481,010	137,004	—

Total Futures Contracts					$137,004	$(8,144)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,174,006,876	$—	$—	$1,174,006,876
Preferred Stocks	425,932	—	—	425,932
Asset-Backed Securities	—	56,580,742	—	56,580,742
Corporate Debt Securities	—	272,555,380	—	272,555,380
Foreign Government Obligations	—	9,411,966	—	9,411,966
Mortgage-Backed Securities	—	59,939,578	—	59,939,578
Municipal Government Obligation	—	70,094	—	70,094
U.S. Government Agency Obligations	—	152,418,743	—	152,418,743
U.S. Government Obligations	—	178,229,237	—	178,229,237
Commercial Paper	—	114,430,592	—	114,430,592
Short-Term U.S. Government Obligations	—	15,791,763	—	15,791,763
Other Investment Company	6,610,469	—	—	6,610,469
Repurchase Agreement	—	33,660,407	—	33,660,407

Total Investments	$1,181,043,277	$893,088,502	$—	$2,074,131,779

Other Financial Instruments
Futures Contracts (K)	$137,004	$—	$—	$137,004

Total Other Financial Instruments	$137,004	$—	$—	$137,004

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(8,144)	$—	$—	$(8,144)

Total Other Financial Instruments	$(8,144)	$—	$—	$(8,144)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate securities. The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $188,721,464, representing 9.7% of the Portfolio’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $47,646,935, collateralized by cash collateral of $6,610,469 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $42,013,033. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Restricted security. At March 31, 2021, the value of such security held by the Portfolio is as follows:

Transamerica Series Trust	Page 13

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligation	Municipal Electric Authority of Georgia Series A 6.64%, 04/01/2057	01/30/2014	$54,076	$70,094	0.0	% (B)

(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rates disclosed reflect the yields at March 31, 2021.
(J)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 14

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

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Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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